EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

15.EMPLOYEE BENEFIT PLANS

The Company has various retirement savings plans covering substantially all employees of the Company. These plans allow eligible employees to make discretionary contributions. The Company makes discretionary matching and other contributions depending on the plan and contributed $0.9 million and $0.8 million to such plans during the years ended December 31, 2019 and 2020, respectively.

During the year-ended December 31, 2020, the Company terminated its defined benefit pension plan, liquidating the existing plan assets and settling all remaining plan obligations associated with the Company’s pension plans, which resulted in an immaterial impact to the consolidated financial statements.